SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Transfer of share-based payments reserve upon vesting of RSUs	$ 387	$ 1,207
Transfer of share-based payments reserve upon exercise of options	3,580	279
Equipment acquired under finance leases and equipment loans	3,426	3,009
Non-cash investing and financing activities	$ 7,393	$ 4,495